UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2008 Check here if Amendment [x]; Amendment Number: 1
This Amendment (Check only one): [ ] is a restatement.
				 [x] add new holdings entries.
Institutional Investment Manager Filing this Report:
Name: Intrepid Capital Management, Inc.
Address: 1400 Marsh Landing Pkwy
	 Suite 106
	 Jacksonville Beach, FL 32250
13F File Number:  801-47894
The institutional investment manager filing this report
and the person by whom it is signed hereby represent
that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and
tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name: 	Erika Sharp
Title:	Client Liaison
Phone: 	904-246-3433
Signature, Place and Date of Signing:
Erika Sharp,  Jacksonville, Florida September 21, 2010
Report type (check one only):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT
List of Other Managers Reporting for this Manager:
FORM 13F SUMMARY PAGE
Report Summary:
Number of other included Managers: 0
Form 13F information table entry total:	70
Form 13F information table value total: 53,241,988.79

List of Other Included Managers: 0
FORM 13F  INFORMATION TABLE


NAME OF ISSUER   		TYPE	CUSIP   	FMV		SHARES

APPLIED SIGNAL TECHNOLOGY INC 	com	038237103	3,007,730.70	167,655.00	APSG	sole
AUTOMATIC DATA PROCESSING INC 	com	053015103	998,842.60	25,390.00	ADP	sole
BALDWIN & LYONS INC		com	057755209	1,306,587.70	71,830.00	BWINB	sole
BEMIS INC			com	081437105	542,508.80	22,910.00	BMS	sole
BERKSHIRE HATHAWAY INC - CL B	com	084670207	562,450.00	175.00		BRK/B	sole
BLACK & DECKER CORP		com	091797100	622,132.80	14,880.00	BDK	sole
BLOUNT INTL INC NEW		com	095180105	506,469.00	53,425.00	BLT	sole
BROWN FORMAN CORP		com	115637209	586,007.69	11,381.00	BF/B	sole
CENTRAL GARDEN & PET CO		com	153527106	1,172,937.60	200,160.00	CENT	sole
CHART INDS INC			com	16115Q308	247,200.65	23,255.00	GTLS	sole
CIMAREX ENERGY CO		com	171798101	535,600.00	20,000.00	XEC	sole
CINTAS CORP			com	172908105	952,197.70	40,990.00	CTAS	sole
COCA COLA CO			com	191216100	979,869.15	21,645.00	KO	sole
COMCAST CORP NEW		com	20030N101	1,022,506.00	60,575.00	CMCSA	sole
COMMUNICATIONS SYS INC		com	203900105	488,209.80	62,591.00	JCS	sole
CRANE CO			com	224399105	268,944.00	15,600.00	CR	sole
CSG SYS INTL INC		com	126349109	568,997.90	32,570.00	CSGS	sole
DELL INC			com	24702R101	157,491.20	15,380.00	DELL	sole
DELTA NAT GAS INC		com	247748106	462,932.50	19,090.00	DGAS	sole
DRESSER-RAND GROUP INC		com	261608103	293,250.00	17,000.00	DRC	sole
DSW INC				com	23334L102	1,762,716.20	141,470.00	DSW	sole
DUCOMMUN INC DEL		com	264147109	607,963.50	36,405.00	DCO	sole
ECOLOGY & ENVIRONMENT INC	com	278878103	247,986.00	20,700.00	EEI	sole
ENERGY WEST INC			com	29274A204	419,591.48	50,798.00	EWST	sole
FISHER & PAYKEL AP		intl	6421791		88,869.98	112,645.00	FPA NZ	sole
FRANKLIN RES INC		com	354613101	684,040.50	10,725.00	BEN	sole
GENCOR INDS INC			com	368678108	433,659.60	62,040.00	GENC	sole
GULF ISLAND FABRICATION INC	com	402307102	359,889.75	24,975.00	GIFI	sole
HANESBRANDS INC			com	410345102	350,051.25	27,455.00	HBI	sole
HEINEKEN N V			adr	423012202	2,124,471.08	139,575.00	HINKY	sole
HORACE MANN EDUCATORS CORP NEW	com	440327104	161,927.80	17,620.00	HMN	sole
INTERNATIONAL FLAVORS&FRAGRANC	com	459506101	307,304.80	10,340.00	IFF	sole
INTERNATIONAL SPEEDWAY CORP	com	460335201	1,590,205.50	55,350.00	ISCA	sole
KRAFT FOODS INC			com	50075N104	840,942.00	31,320.00	KFT	sole
LIMITED BRANDS INC		com	532716107	532,120.00	53,000.00	LTD	sole
MAIDENFORM BRANDS INC		com	560305104	874,676.25	86,175.00	MFB	sole
MCRAE INDS INC			com	582757209	268,710.00	17,914.00	MRINA	sole
MIDDLESEX WATER CO		com	596680108	369,152.75	21,425.00	MSEX	sole
MOCON INC			com	607494101	994,066.92	112,706.00	MOCO	sole
MYLAN INC			com	628530107	199,530.75	20,175.00	MYL	sole
NATIONAL BEVERAGE CORP		com	635017106	328,590.00	36,510.00	FIZZ	sole
NEWMONT MINING CORP		com	651639106	1,839,640.00	45,200.00	NEM	sole
OIL DRI CORP AMER		com	677864100	3,035,325.00	161,884.00	ODC	sole
PACKAGING CORP AMER		com	695156109	203,313.30	15,105.00	PKG	sole
PAN AMERICAN SILVER CORP	com	697900108	1,644,609.15	96,345.00	PAAS	sole
PARK ELECTROCHEMICAL CORP	com	700416209	267,810.00	14,125.00	PKE	sole
PATTERSON UTI ENERGY INC	com	703481101	1,947,607.10	169,210.00	PTEN	sole
POTLATCH CORP NEW		com	737630103	678,340.80	26,080.00	PCH	sole
PRICE T ROWE GROUP INC		com	74144T108	700,826.00	19,775.00	TROW	sole
REGIS CORP MINN			com	758932107	349,591.80	24,060.00	RGS	sole
RGC RES INC			com	74955L103	215,143.50	8,437.00	RGCO	sole
SARA LEE CORP			com	803111103	1,494,296.65	152,635.00	SLE	sole
SEMPERIT AG HLDG		intl	5760280		789,373.09	48,125.00	SEM AV	sole
SPEEDWAY MOTORSPORTS INC	com	847788106	504,806.85	31,335.00	TRK	sole
SPIRIT AEROSYSTEMS HLDGS INC  	com	848574109	210,519.00	20,700.00	SPR	sole
ST MARY LD & EXPL CO		com	792228108	855,051.00	42,100.00	SM	sole
STARBUCKS CORP			com	855244109	527,158.50	55,725.00	SBUX	sole
STERIS CORP			com	859152100	334,460.00	14,000.00	STE	sole
SYNIVERSE HLDGS INC		com	87163F106	202,980.00	17,000.00	SVR	sole
TELEPHONE & DATA SYS INC	com	879433100	545,941.25	17,195.00	TDS	sole
TELLABS INC			com	879664100	906,338.20	219,985.00	TLAB	sole
TIDEWATER INC			com	886423102	1,181,924.50	29,350.00	TDW	sole
TOTAL SYS SVCS INC		com	891906109	1,502,830.00	107,345.00	TSS	sole
TRAVELERS COMPANIES INC		com	89417E109	378,098.00	8,365.00	TRV	sole
UNIT CORP			com	909218109	1,301,264.00	48,700.00	UNT	sole
UNITED GUARDIAN INC		com	910571108	199,134.00	21,645.00	UG	sole
VOLCOM INC			com	92864N101	185,300.00	17,000.00	VLCM	sole
WATERS CORP			com	941848103	297,598.00	8,120.00	WAT	sole
WILEY JOHN & SONS INC		com	968223206	895,548.60	25,170.00	JW/A	sole
ZEBRA TECHNOLOGIES CORP		com	989207105	1,217,828.60	60,110.00	ZBRA	sole